Related party transactions (FY) (Details) $ in Thousands	3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Director shares	Dec. 31, 2018 USD ($) Member shares	Jun. 30, 2020 USD ($)
Related Party Transactions [Abstract]
Payment of finder's fee						$ 300
Number of members who own entity | Member						1
Subordinated convertible notes issued		$ 16,370	$ 18,240		$ 16,370	$ 0
Warrants issued (in shares) | shares		17,414,030	6,125,339			0
Shareholder Guaranty [Member]
Related Party Transactions [Abstract]
Warrants issued (in shares) | shares					6,500,000
Number of members of board of directors to whom warrants were issued | Director					3
Fair value of warrants issued		$ 4,200			$ 4,200
Subordinated Convertible Notes [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued		1,400			1,400		$ 800
Subordinated Convertible Notes [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Interest amount		100			100
Subordinated Convertible Notes [Member] | Halo Acquisition [Member] | Executive Officer [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued		100			100
Subordinated convertible notes		100			100
Management Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Payments to related parties					200	$ 500
Marketing Services [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Payments to related parties	$ 100			$ 200	200	100
Outstanding balances due to related party		100	$ 0		$ 100
Service contract termination clause					30 days
Marketing Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party		$ 100			$ 100	100
Other Professional Services [Member]
Related Party Transactions [Abstract]
Payments to related parties						400
Other Professional Services [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Payments to related parties						$ 100